Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents
13. Cash and cash equivalents
	As at December 31,
	2016	2017
	RMB’000	RMB’000

Cash on hand	40	23
Cash at bank	36,751	21,694
Time deposit	60,000	-
Cash and cash equivalent per consolidated statements of cash flow	96,791	21,717